BUSINESS COMBINATIONS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 13, 2023	Jan. 10, 2023	Dec. 03, 2021	Aug. 30, 2023	Dec. 31, 2024	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Common shares issuable	$ 2,428,656			$ 270,133
Canopy Buyout [Member]
IfrsStatementLineItems [Line Items]
Business combination description					On April 24, 2024, the Company acquired the 13% non-controlling interest in Canopy, after which the Company owned a 100% interest in Canopy, for aggregate consideration of $780,000 comprised of upfront cash payments of $156,000 and deferred cash payments of $624,000. The deferred cash payments are to be paid in 48 equal installments with a 5.21% interest rate applied. Consideration remaining to be paid at the date of these audited consolidated financial statements included cash payments of $620,478.
Golden Harvests [Member]
IfrsStatementLineItems [Line Items]
Business combination description			On December 1, 2021, the Company and the seller of the 60% controlling interest in Golden Harvests agreed to extend the due date of the cash portion of business acquisition consideration payable until December 31, 2024, in exchange for monthly payments at a rate of 18% per annum. The Company may pay all or part of the cash portion of the business acquisition consideration payable prior to December 31, 2024. The following table summarizes the movement in business acquisition consideration payable.		On May 1, 2021, the Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these consolidated financial statements included cash payments of $360,000.
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares		200,000				200,000
Common shares issuable		$ 35,806				$ 35,806
Golden Harvests One [Member]
IfrsStatementLineItems [Line Items]
Business combination description					On April 24, 2024, the Company acquired an additional 20% interest in Golden Harvests for aggregate consideration of $2,342,207 comprised of deferred cash payments of $2,000,0000 (the Initial Purchase Price or “IPP”) plus true-up amounts (the Additional Purchase Price or “APP”). The IPP is to be paid for in thirteen quarterly installments beginning on January 1, 2025. The Company may pay all or part of the cash portion of the business acquisition consideration payable after January 1, 2025. IPP remaining to be paid at the date of these audited consolidated financial statements included cash payments of $2,000,000. The IPP was recorded at its fair value at the date of inception of $1,134,952.